DISCONTINUED OPERATIONS (Details) - Epsilon - Discontinued Operations, Held-for-sale - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 45.7	$ 46.9
Accounts receivable, net	519.9	540.3
Other current assets	56.6	74.0
Property and equipment, net	306.9	336.0
Intangible assets, net	322.3	464.7
Goodwill	2,886.2	2,887.3
Other assets	19.8	37.5
Total assets of discontinued operations	4,157.4	4,386.7
Liabilities:
Accounts payable	72.2	75.4
Accrued expenses	98.8	105.6
Other current liabilities	52.5	67.4
Other liabilities	36.9	41.9
Total liabilities of discontinued operations	$ 260.4	$ 290.3